Note 13 - Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note 13.                 Stock-Based Compensation

Stock-based compensation expense was reflected in the consolidated financial statements as follows for the years ended December 31, 2012, 2011, and 2010.

	2012	2011	2010

Stock option and incentive plans	$798,929	$587,900	$475,835
Stock purchase plan	50,831	58,519	57,436
Stock appreciation rights	-	49,988	(45,159)
	$849,760	$696,407	$488,112

Stock option and incentive plans:

The Company’s Board of Directors adopted in January 2008, and the stockholders approved in May 2008, the QCR Holdings, Inc. 2008 Equity Incentive Plan (“2008 Equity Incentive Plan”).  Up to 250,000 shares of common stock may be issued to employees and directors of the Company and its subsidiaries pursuant to the exercise of nonqualified stock options and restricted stock granted under the 2008 Equity Incentive Plan.  As of December 31, 2012, there were 14,922 remaining options available for grant under this plan.  The Company’s Board of Directors adopted in February 2010, and the stockholders approved in May 2010, the QCR Holdings, Inc. 2010 Equity Incentive Plan (“2010 Equity Incentive Plan”).  Up to 350,000 shares of common stock may be issued to employees and directors of the Company and its subsidiaries pursuant to the exercise of the nonqualified stock options and restricted stock granted under the 2010 Equity Incentive Plan.  As of December 31, 2012, there were 57,872 remaining options available for grant under this plan.  The 2008 Equity Incentive Plan and the 2010 Equity Incentive Plan  (collectively, “the stock option plans”) are administered by the Compensation Committee of the Board of Directors (the “Committee”).

The number and exercise price of options granted under the stock option plans is determined by the Committee at the time the option is granted.  In no event can the exercise price be less than the value of the common stock at the date of the grant for incentive stock options.  All options have a 10-year life and will vest and become exercisable from 1-to-5 years after the date of the grant.  Only nonqualified stock options have been issued to date.

In the case of nonqualified stock options, the stock option plans provide for the granting of "Tax Benefit Rights" to certain participants at the same time as these participants are awarded nonqualified options.  Each Tax Benefit Right entitles a participant to a cash payment, which is expensed by the Company, equal to the excess of the fair market value of a share of common stock on the exercise date over the exercise price of the related option multiplied by the difference between the rate of tax on ordinary income over the rate of tax on capital gains (federal and state).

A summary of the stock option plans as of December 31, 2012, 2011, and 2010 and changes during the years then ended is presented below:

	December 31,
	2012		2011		2010
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price

Outstanding, beginning	535,130	$13.85	510,612	$14.04	474,416	$14.44
Granted	102,722	9.30	73,250	8.23	67,760	9.00
Exercised	(17,876)	9.68	(36,459)	8.30	(5,754)	10.24
Forfeited	(11,124)	10.57	(12,273)	8.28	(25,810)	9.68
Outstanding, ending	608,852	13.27	535,130	13.85	510,612	14.04

Exercisable, ending	391,378		355,398		321,336

Weighted average fair value per option of options granted during the period	$2.79		$2.74		$2.89

A further summary of options outstanding as of December 31, 2012 is presented below:

	Options Outstanding
		Weighted		Options Exercisable
Range of Exercise Prices	Number Outstanding	Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$7.72 to $8.93	65,530	7.90	$8.10	16,730	$8.22
$9.00 to $11.64	239,692	7.75	9.21	78,098	9.19
$13.25 to $16.85	157,205	4.68	15.94	150,125	15.96
$17.00 to $18.60	49,840	2.73	18.06	49,840	18.06
$18.67 to $20.90	67,885	2.16	19.48	67,885	19.48
$21.00 to $22.00	28,700	2.16	21.28	28,700	21.28
	608,852			391,378

Stock purchase plan:

The Company’s Board of Directors and its stockholders adopted in October 2002 the QCR Holdings, Inc. Employee Stock Purchase Plan (the “Purchase Plan”).  On May 2, 2012, the Company's stockholders approved a complete amendment and restatement of the Purchase Plan.  As of January 1, 2012, there were 32,266 shares of common stock available for issuance under the Purchase Plan.  For each six-month offering period, the Board of Directors will determine how many of the total number of available shares will be offered.  The purchase price is the lesser of 90% of the fair market value at the date of the grant or the investment date.  The investment date, as established by the Board of Directors, is the date common stock is purchased after the end of each calendar quarter during an offering period.  The maximum dollar amount any one participant can elect to contribute in an offering period is $7,500.  Additionally, the maximum percentage that any one participant can elect to contribute is 8% of his or her compensation for the years ended December 31, 2012, 2011, and 2010.  Information for the stock purchase plan for the years ended December 31, 2012, 2011, and 2010 is presented below:

	2012	2011	2010

Shares granted	29,671	34,860	31,718
Shares purchased	31,554	36,174	28,907
Weighted average fair value per share granted	$1.71	$1.68	$1.81

Stock appreciation rights:

The 1997 Stock Incentive Plan and 2004 Stock Incentive Plan allowed the granting of stock appreciation rights (“SARs”).  SARs are rights entitling the grantee to receive cash equal to the fair market value of the appreciation in the market value of a stated number of shares from the date of grant.  Like options, the number and exercise price of SARs granted is determined by the Committee.  The SARs vested 20% per year, and the term of the SARs was not to exceed 10 years from the date of the grant.  As of December 31, 2011, all SARs have expired or been paid out; therefore, there was no further liability related to the SARs as of December 31, 2012 and 2011.  Previously, there were 36,350 SARs outstanding and exercisable as of December 31, 2010.  Payments made on SARs were $0, $67,326, and $35,040 during the years ended December 31, 2012, 2011 and 2010, respectively.